Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals)	Mar. 28, 2023	Jan. 05, 2023
Smartconn Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals) [Line Items]
Equity Value		19.99%
Equity Value noncontrolling interest		31.00%
Boxinrui Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals) [Line Items]
Equity Value	31.50%
Equity Value noncontrolling interest	10.00%